DEAN WITTER STRATEGIST FUND     Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1998

DEAR SHAREHOLDER:

Following is the semiannual report to the shareholders of Dean Witter Strategist Fund, for the six-month period ended January 31, 1998. This report reviews the Fund's most recent performance and an analysis of its portfolio.

FUND PERFORMANCE

For the six-month period ended January 31, 1998, the Fund's Class B shares posted a total return of -0.11 percent, versus 2.94 percent, 3.56 percent, 5.12 percent and 2.61 percent, respectively for the Lipper Flexible Portfolio Funds Index, the Standard & Poor's 500 Composite Stock Index, the Lehman Brothers Government/Corporate Bond Index and the Six Month U.S. Treasury Bill. Since their inception on July 28, 1997, through January 31, 1998, the Fund's Class A, C and D shares had total returns of 0.21 percent, -0.14 percent and 0.34 percent, respectively. Performance of the Fund's four share classes varies because of differing charges and expenses.

INVESTMENT ANALYSIS

The Fund's underperformance for the period under review, August 1997 to January 1998, was due to our asset allocation which favored stocks and underweighted bonds. For the six-month period, Dean Witter Strategist Fund maintained an asset allocation target of 70 percent equities, 20 percent U.S. government and corporate bonds and 10 percent cash equivalents. This was a change from the first half of 1997 when the Fund was positioned at roughly a 50 percent/50 percent stock and bond/cash blend. The move was made because of our view that corporate earnings growth would continue at an above average pace, therefore leading us to take a more aggressive approach toward the equity markets. The untimely currency crises in Indonesia, Singapore, Malaysia, and Thailand had the compounding negative effect of pummelling technology stocks and causing a rapid and significant "flight-to-quality" bond rally.

While the outperformance of bonds tied to the Asian Pacific crisis may have affected our strategy during the second half of the year, January 1998 has been a good month for the equity market. We would

DEAN WITTER STRATEGIST FUND
expect this trend to continue through the first quarter of 1998, at the very least, and provide improved returns to our shareholders based on our current allocation target.

THE PORTFOLIO

Concerning the Fund's specific investments, the equity portion of the portfolio features an emphasis on the U.S. consumer, who is enjoying unprecedented financial liquidity tied to low unemployment and declining mortgage rates. The Fund holds a number of retailers (Pier 1 Imports, Inc. and Kmart Corp.), consumer products companies (Colgate-Palmolive Co. and Kellogg Co.) and leisure time service providers (Walt Disney Co.). Also, the Fund holds significant exposures to technology, financial services and energy stocks.

The fixed-income portion of the portfolio is well diversified among both government and corporate issuers, varying maturities, interest rates and duration. At period end, the Fund's bond portfolio, 55 issues in all, had an average maturity of 9 1/4 years, an average yield of 6 1/4 percent, and an average duration of 5 1/3 years. (Duration is a ratio which measures a bond portfolio's sensitivity to general interest rate movements.)

LOOKING AHEAD

In our view, equity valuations continue to be quite attractive based on earnings growth and subdued inflation, especially in light of the recent decline in interest rates. As rates reach lower levels, the total return potential of fixed-income investments diminishes as well, making other investment classes more attractive. In our opinion, the near term view favors a continued over weighting of equity investments versus both bonds and cash.

Should the equity market continue to outperform other asset classes and bond yields remain stable or slightly higher, we will gradually seek opportunities to lower our exposure to the stock market and raise our weighting to bonds and perhaps cash, protecting profits while continuing to seek long-term total returns. With the U.S. economy enjoying three percent growth, low unemployment, subdued inflation, and a federal budget surplus just around the corner, both stocks and bonds continue to look attractive in the nearer term.

We appreciate your continued support and interest in Dean Witter Strategist Fund and look forward to serving your investment needs in the future.

Sincerely,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited)

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
             COMMON STOCKS (68.1%)
             Aerospace & Defense (3.0%)
   320,000   General Motors Corp. (Class
              H)...........................  $   11,080,000
   194,000   Honeywell, Inc. ..............      13,592,125
   101,848   Raytheon Co. (Class A)........       5,206,979
   200,000   Thiokol Corp. ................      17,250,000
                                             --------------
                                                 47,129,104
                                             --------------
             Airlines (0.7%)
   250,000   Continental Airlines, Inc.
              (Class B)*...................      11,593,750
                                             --------------

             Aluminum (1.0%)
   200,000   Aluminum Co. of America.......      15,275,000
                                             --------------

             Appliances & Household Durables (0.8%)
   320,000   Maytag Corp. .................      12,300,000
                                             --------------

             Automotive (2.1%)
   440,000   Chrysler Corp. ...............      15,317,500
   350,000   Ford Motor Co. ...............      17,850,000
                                             --------------
                                                 33,167,500
                                             --------------
             Banks (2.9%)
   220,000   NationsBank Corp. ............      13,200,000
   240,000   Washington Mutual, Inc. ......      15,420,000
    58,000   Wells Fargo & Co. ............      17,922,000
                                             --------------
                                                 46,542,000
                                             --------------
             Banks - Money Center (1.4%)
   100,000   Chase Manhattan Corp. ........      10,718,750
   102,000   Citicorp......................      12,138,000
                                             --------------
                                                 22,856,750
                                             --------------
             Beverages - Soft Drinks (0.8%)
   327,800   PepsiCo, Inc. ................      11,821,287
                                             --------------

             Biotechnology (0.5%)
   400,000   BioChem Pharma, Inc.
              (Canada)*....................       8,150,000
                                             --------------
             Cable & Telecommunications (0.9%)
   500,000   U.S. West Media Group,
              Inc.*........................      14,843,750
                                             --------------
             Chemicals (2.9%)
   120,000   Dow Chemical Co. .............      10,800,000
   220,000   Du Pont (E.I.) de Nemours &
              Co., Inc. ...................      12,457,500
   380,000   Georgia Gulf Corp. ...........      12,397,500
   220,000   Monsanto Co. .................      10,436,250
                                             --------------
                                                 46,091,250
                                             --------------

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
             Communications Equipment (2.4%)
   200,000   Bay Networks, Inc.*...........  $    5,437,500
   150,000   Cisco Systems, Inc.*..........       9,459,375
   100,000   Lucent Technologies, Inc. ....       8,850,000
   270,000   Tellabs, Inc.*................      13,803,750
                                             --------------
                                                 37,550,625
                                             --------------
             Computer Software (1.1%)
    50,000   Microsoft Corp.*..............       7,459,375
   180,000   Network Associates, Inc.*.....       9,720,000
                                             --------------
                                                 17,179,375
                                             --------------
             Computer Software & Services (0.7%)
   220,000   HBO & Co. ....................      11,508,750
                                             --------------

             Computers (3.7%)
   130,000   Dell Computer Corp.*..........      12,926,875
   329,250   Diebold, Inc. ................      16,380,187
   400,000   Gateway 2000, Inc.*...........      15,075,000
   300,000   Sun Microsystems, Inc.*.......      14,381,250
                                             --------------
                                                 58,763,312
                                             --------------
             Electric - Major (2.3%)
   258,000   Emerson Electric Co. .........      15,609,000
   258,000   General Electric Co. .........      19,995,000
                                             --------------
                                                 35,604,000
                                             --------------
             Engineering & Construction (0.2%)
   100,000   Fluor Corp. ..................       3,768,750
                                             --------------

             Financial Services (3.4%)
   188,000   American Express Co. .........      15,733,250
   290,000   Fannie Mae....................      17,907,500
   399,999   Travelers Group, Inc. ........      19,799,950
                                             --------------
                                                 53,440,700
                                             --------------
             Foods (1.6%)
   150,000   General Mills, Inc. ..........      11,165,625
   300,000   Kellogg Co. ..................      13,856,250
                                             --------------
                                                 25,021,875
                                             --------------
             Healthcare - HMOs (0.4%)
   325,000   Humana, Inc.*.................       6,520,313
                                             --------------

             Household Products (1.2%)
   253,400   Colgate-Palmolive Co. ........      18,561,550
                                             --------------

             Insurance (4.8%)
   188,000   Ace, Ltd. (Bermuda)...........      17,495,750
   142,500   American International Group,
              Inc. ........................      15,719,531
   200,000   Chubb Corp. ..................      15,187,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
   260,000   Conseco, Inc. ................  $   11,895,000
   350,000   Equitable Companies, Inc. ....      16,100,000
                                             --------------
                                                 76,397,781
                                             --------------
             Internet (0.7%)
   120,000   America Online, Inc.*.........      11,482,500
                                             --------------
             Leisure (0.8%)
   120,000   Walt Disney Co. ..............      12,787,500
                                             --------------

             Media Group (0.5%)
   100,000   Clear Channel Communications,
              Inc.*........................       7,700,000
                                             --------------
             Office Equipment & Supplies (0.3%)
   160,000   IKON Office Solutions,
              Inc. ........................       5,040,000
                                             --------------
             Oil - Domestic (1.7%)
   260,000   Amerada Hess Corp. ...........      14,218,750
   172,000   Atlantic Richfield Co. .......      12,792,500
                                             --------------
                                                 27,011,250
                                             --------------
             Oil - Integrated - International (4.2%)
   190,000   Chevron Corp. ................      14,214,375
   240,000   Exxon Corp. ..................      14,235,000
   198,000   Mobil Corp. ..................      13,488,750
   200,000   Royal Dutch Petroleum Co.
              (ADR) (Netherlands)..........      10,250,000
   260,000   Texaco, Inc. .................      13,536,250
                                             --------------
                                                 65,724,375
                                             --------------
             Paper Products (1.5%)
   210,000   Bowater, Inc. ................      10,290,000
   270,000   Champion International
              Corp. .......................      13,820,625
                                             --------------
                                                 24,110,625
                                             --------------
             Pharmaceuticals (5.0%)
   160,000   Abbott Laboratories...........      11,330,000
   208,400   American Home Products
              Corp. .......................      19,889,175
   194,744   Johnson & Johnson.............      13,035,677
   302,000   Lilly (Eli) & Co. ............      20,385,000
   100,000   Warner-Lambert Co. ...........      15,050,000
                                             --------------
                                                 79,689,852
                                             --------------
             Railroad Equipment (0.6%)
   200,000   Trinity Industries, Inc. .....       9,050,000
                                             --------------

             Retail - Department Stores (1.4%)
 1,150,000   Kmart Corp.*..................      12,650,000
   176,000   May Department Stores Co. ....       9,251,000
                                             --------------
                                                 21,901,000
                                             --------------
             Retail - Specialty (5.6%)
   290,000   Bed Bath & Beyond, Inc.*......      11,491,250

NUMBER OF
  SHARES                                         VALUE
-----------------------------------------------------------
   350,000   Costco Companies, Inc.*.......  $   15,181,250
   120,000   Eagle Hardware & Garden,
              Inc.*........................       2,235,000
   216,000   Home Depot, Inc. .............      13,027,500
   200,000   Payless ShoeSource, Inc.*.....      13,012,500
   550,000   Pep Boys-Manny, Moe & Jack....      12,031,250
   950,000   Pier 1 Imports, Inc. .........      22,206,250
                                             --------------
                                                 89,185,000
                                             --------------
             Retail - Specialty Apparel (1.4%)
   465,000   Gap, Inc. (The)...............      18,164,063
   150,000   Wet Seal, Inc. (Class A)*.....       4,584,375
                                             --------------
                                                 22,748,438
                                             --------------
             Savings & Loan Associations (0.9%)
   170,000   Golden West Financial
              Corp. .......................      14,354,375
                                             --------------

             Semiconductors (1.0%)
   200,000   Intel Corp. ..................      16,200,000
                                             --------------

             Steel & Iron (0.5%)
   180,000   Nucor Corp. ..................       8,572,500
                                             --------------

             Telecommunications (0.3%)
   150,000   Winstar Communications,
              Inc.*........................       4,903,125
                                             --------------

             Tobacco (1.0%)
   390,000   Philip Morris Companies,
              Inc. ........................      16,185,000
                                             --------------

             Transportation - Miscellaneous (0.7%)
   150,000   Airborne Freight Corp. .......      10,668,750
                                             --------------

             Truckers (0.9%)
   550,000   Yellow Corp.*.................      14,231,250
                                             --------------

             Wholesale Distributor (0.3%)
   250,000   CHS Electronics, Inc.*........       5,000,000
                                             --------------

             TOTAL COMMON STOCKS
             (Identified Cost
             $770,393,889).................   1,080,632,962
                                             --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             CORPORATE BONDS (10.0%)
             Aerospace & Defense (0.3%)
$    4,000   Northrop-Grumman Corp.
              7.875% due 03/01/26..........       4,482,280
                                             --------------

             Banks (2.7%)
     3,800   Central Fidelity Capital I
              Inc. (Series A)
              6.594%+ due 04/15/27.........       3,873,150

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
$    6,900   Centura Capital Trust
              I - 144A**
              8.845% due 06/01/27..........  $    7,693,500
     5,000   Compass Trust I (Series A)
              8.23% due 01/15/27...........       5,368,050
     4,900   MBNA Capital I (Series A)
              8.278% due 12/01/26..........       5,110,112
     5,000   North Fork Capital Trust I
              8.70% due 12/15/26...........       5,468,750
     3,900   Norwest Financial, Inc.
              6.20% due 02/15/01...........       3,944,460
     7,043   St. Paul Bancorp, Inc.
              7.125% due 02/15/04..........       7,275,278
     4,000   US Bank N.A.
              6.50% due 02/01/08...........       4,055,000
                                             --------------
                                                 42,788,300
                                             --------------
             Brokerage (1.2%)
     3,900   Bear Stearns Co., Inc.
              6.75% due 12/15/07...........       3,966,924
     4,000   Lehman Brothers Holdings, Inc.
              6.20% due 01/15/02...........       3,998,160
     6,000   Paine Webber Group, Inc.
              6.79% due 10/04/04...........       6,175,560
     5,000   Salomon, Inc.
              6.65% due 07/15/01...........       5,107,750
                                             --------------
                                                 19,248,394
                                             --------------
             Cable & Telecommunications (1.3%)
     5,000   Continental Cablevision, Inc.
              9.50% due 08/01/13...........       5,926,900
     5,000   Cox Enterprises, Inc. - 144A**
              6.25% due 08/26/99...........       5,025,000
     4,000   TCI Communications, Inc.
              8.75% due 08/01/15...........       4,621,200
     3,900   Time Warner Entertainment Co.
              8.375% due 03/15/23..........       4,459,689
                                             --------------
                                                 20,032,789
                                             --------------
             Chemicals - Specialty (0.3%)
     4,000   Solutia, Inc.
              7.375% due 10/15/27..........       4,177,520
                                             --------------

             Electric Power (0.1%)
     1,500   Texas Utilities Co. (Class A) - 144A**
             6.20% due 10/01/02............       1,524,375
                                             --------------

             Financial Services (0.8%)
     5,000   Advanta Corp.
              6.384% due 08/07/98..........       4,979,200

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
$    3,500   Advanta Corp.
              7.28% due 07/30/01...........  $    3,338,090
     4,000   MBIA Inc.
              7.15% due 07/15/27...........       4,231,400
                                             --------------
                                                 12,548,690
                                             --------------
             Insurance (1.4%)
     5,000   Arkwright CSN Trust - 144A**
              9.625% due 08/15/26..........       5,931,250
     7,000   Markel Capital Trust I (Series
              B)
              8.71% due 01/01/46...........       7,749,560
     7,800   Orion Capital Trust I
              8.73% due 01/01/37...........       8,443,500
                                             --------------
                                                 22,124,310
                                             --------------
             Natural Gas (0.2%)
     3,000   Apache Corp.
              7.00% due 02/01/18...........       3,011,250
                                             --------------

             Oil - Integrated - Domestic (0.3%)
     5,000   Mitchell Energy & Development
              Corp.
              6.75% due 02/15/04...........       5,027,800
                                             --------------

             Real Estate (0.3%)
     5,000   Crescent Real Estate Equities
              Co. - 144A**
              6.625% due 09/15/02..........       4,959,950
                                             --------------

             Recreation (0.3%)
     3,900   Carnival Cruise Lines (Panama)
              7.20% due 10/01/23...........       4,089,072
                                             --------------

             Retail - General Merchandise (0.3%)
     5,000   ShopKo Stores, Inc.
              9.00% due 11/15/04...........       5,651,200
                                             --------------

             Utilities - Telephone (0.3%)
     2,000   GTE Corp.
              8.75% due 11/01/21...........       2,416,080
     2,000   GTE Florida, Inc.
              6.86% due 02/01/28...........       2,017,500
                                             --------------
                                                  4,433,580
                                             --------------
             Waste Management (0.2%)
     4,000   USA Waste Services, Inc.
              6.50% due 12/15/02...........       4,060,280
                                             --------------

             TOTAL CORPORATE BONDS
             (Identified Cost
              $153,682,514)................     158,159,790
                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.4%)
$    4,000   Fannie Mae
              5.25% due 01/15/03...........  $    3,942,080
     6,000   Federal Home Loan Mortgage
              Corp.
              6.943% due 03/21/07..........       6,458,460
       240   Federal Home Loan Mortgage
              Corp.
              8.50% due 07/01/02...........         246,941
       123   Federal Home Loan Mortgage
              Corp.
              9.00% due 08/01/02...........         126,639
     4,000   U.S. Treasury Bond
              6.375% due 08/15/27..........       4,295,200
     3,500   U.S. Treasury Bond
              6.50% due 11/15/26...........       3,805,200
    14,900   U.S. Treasury Bond
              6.625% due 02/15/27..........      16,467,033
     7,000   U.S. Treasury Note
              5.125% due 02/28/98..........       6,996,850
     1,900   U.S. Treasury Note
              5.625% due 11/30/00..........       1,913,129
     5,000   U.S. Treasury Note
              5.625% due 02/28/01..........       5,036,750
    28,000   U.S. Treasury Note
              5.875% due 04/30/98..........      28,035,000
     5,000   U.S. Treasury Note
              5.875% due 02/28/99..........       5,030,750
     3,000   U.S. Treasury Note
              5.875% due 11/30/01..........       3,047,760
     5,000   U.S. Treasury Note
              6.00% due 08/15/99...........       5,050,200
     4,000   U.S. Treasury Note
              6.25% due 02/15/03...........       4,141,440
     5,000   U.S. Treasury Note
              6.375% due 05/15/99..........       5,064,550
    12,050   U.S. Treasury Note
              6.50% due 04/30/99...........      12,223,400
     5,000   U.S. Treasury Note
              6.75% due 04/30/00...........       5,144,700
     6,900   U.S. Treasury Note
              6.875% due 08/31/99..........       7,060,770
    23,900   U.S. Treasury Note
              6.875% due 05/15/06..........      25,963,526

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
$    6,900   U.S. Treasury Note
              7.25% due 05/15/04...........  $    7,546,599
     7,000   U.S. Treasury Note
              7.50% due 11/15/01...........       7,495,040
                                             --------------

             TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS
              (Identified Cost
              $162,345,731)................     165,092,017
                                             --------------

             SHORT-TERM INVESTMENTS (11.5%)
             U.S. GOVERNMENT AGENCIES (a) (11.5%)
   182,000   Federal Home Loan Mortgage
              Corp.
              5.41% - 5.57% due 02/02/98 -
              02/12/98
              (Amortized Cost
              $181,889,432)................     181,889,432
                                             --------------

             REPURCHASE AGREEMENT (0.0%)
       725   The Bank of New York
              5.375% due 02/02/98 (dated
              01/30/98; proceeds $725,316)
              (b)
              (Identified Cost $724,991)...         724,991
                                             --------------

             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost
              $182,614,423)................     182,614,423
                                             --------------


TOTAL INVESTMENTS
(Identified Cost $1,269,036,557)
(c)................................. 100.0%   1,586,499,192

OTHER ASSETS IN EXCESS OF
LIABILITIES.........................   0.0%         114,314
                                     ------  --------------

NET ASSETS.......................... 100.0%  $1,586,613,506
                                     ======  ==============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Resale is restricted to qualified institutional investors.
 + Floating rate security. Coupon rate shown is the rate in effect at January 31, 1998.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $718,890 U.S. Treasury Note
     6.75% due 05/31/99 valued at $739,491.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $330,273,992 and the aggregate gross unrealized depreciation is
     $12,811,357, resulting in net unrealized appreciation of $317,462,635.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $1,269,036,557)...........................  $1,586,499,192
Receivable for:
    Interest................................................       5,759,047
    Investments sold........................................       3,273,139
    Shares of beneficial interest sold......................       1,977,866
    Dividends...............................................         764,335
Prepaid expenses and other assets...........................         137,035
                                                              --------------

    TOTAL ASSETS............................................   1,598,410,614
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................       8,962,672
    Plan of distribution fee................................       1,183,207
    Shares of beneficial interest repurchased...............         757,021
    Investment management fee...............................         725,898
Accrued expenses and other payables.........................         168,310
                                                              --------------

    TOTAL LIABILITIES.......................................      11,797,108
                                                              --------------

    NET ASSETS..............................................  $1,586,613,506
                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $1,243,092,167
Net unrealized appreciation.................................     317,462,635
Accumulated undistributed net investment income.............       2,601,696
Accumulated undistributed net realized gain.................      23,457,008
                                                              --------------

    NET ASSETS..............................................  $1,586,613,506
                                                              ==============

CLASS A SHARES:
Net Assets..................................................     $19,436,107
Shares Outstanding (unlimited authorized, $.01 par value)...       1,077,245

    NET ASSET VALUE PER SHARE...............................          $18.04
                                                              ==============

    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........          $19.04
                                                              ==============

CLASS B SHARES:
Net Assets..................................................  $1,507,103,949
Shares Outstanding (unlimited authorized, $.01 par value)...      83,545,891

    NET ASSET VALUE PER SHARE...............................          $18.04
                                                              ==============

CLASS C SHARES:
Net Assets..................................................      $3,006,533
Shares Outstanding (unlimited authorized, $.01 par value)...         166,851

    NET ASSET VALUE PER SHARE...............................          $18.02
                                                              ==============

CLASS D SHARES:
Net Assets..................................................     $57,066,917
Shares Outstanding (unlimited authorized, $.01 par value)...       3,160,930

    NET ASSET VALUE PER SHARE...............................          $18.05
                                                              ==============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

STATEMENT OF OPERATIONS
For the six months ended January 31, 1998 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest....................................................  $ 16,169,259
Dividends (net of $19,549 foreign withholding tax)..........     6,199,131
                                                              ------------

    TOTAL INCOME............................................    22,368,390
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................        16,479
Plan of distribution fee (Class B shares)...................     6,853,837
Plan of distribution fee (Class C shares)...................         9,495
Investment management fee...................................     4,326,157
Transfer agent fees and expenses............................       696,820
Registration fees...........................................        59,990
Shareholder reports and notices.............................        49,895
Custodian fees..............................................        49,808
Professional fees...........................................        31,137
Trustees' fees and expenses.................................         9,146
Other.......................................................         9,499
                                                              ------------

    TOTAL EXPENSES..........................................    12,112,263
                                                              ------------

    NET INVESTMENT INCOME...................................    10,256,127
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    42,418,144
Net change in unrealized appreciation.......................   (54,670,585)
                                                              ------------

    NET LOSS................................................   (12,252,441)
                                                              ------------

NET DECREASE................................................  $ (1,996,314)
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE SIX       FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                      JANUARY 31, 1998   JULY 31, 1997*
---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................   $   10,256,127    $   32,078,185
Net realized gain...................................       42,418,144        52,266,640
Net change in unrealized appreciation...............      (54,670,585)      285,799,377
                                                       --------------    --------------

    NET INCREASE (DECREASE).........................       (1,996,314)      370,144,202
                                                       --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares..................................         (201,991)               --
    Class B shares..................................      (14,137,352)      (28,975,735)
    Class C shares..................................          (21,268)               --
    Class D shares..................................         (742,510)               --

Net realized gain
    Class A shares..................................         (478,126)               --
    Class B shares..................................      (41,034,286)     (109,339,056)
    Class C shares..................................          (70,302)               --
    Class D shares..................................       (1,520,396)               --
                                                       --------------    --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............      (58,206,231)     (138,314,791)
                                                       --------------    --------------

Net increase from transactions in shares of
 beneficial interest................................       47,804,904       107,876,963
                                                       --------------    --------------

    NET INCREASE (DECREASE).........................      (12,397,641)      339,706,374

NET ASSETS:
Beginning of period.................................    1,599,011,147     1,259,304,773
                                                       --------------    --------------
    END OF PERIOD
    (Including undistributed net investment income
    of $2,601,696 and $7,448,690, respectively).....   $1,586,613,506    $1,599,011,147
                                                       ==============    ==============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.


        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

readily available, including circumstances under which it is determined by Dean Witter InterCapital, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex- dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $36,818,858 at January 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $696,941 and $1,647, respectively and received $43,507 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  JANUARY 31, 1998                  JULY 31, 1997+*
                                                             --------------------------       ---------------------------
                                                                    (unaudited)
                                                               SHARES        AMOUNT             SHARES         AMOUNT
                                                             ----------   -------------       -----------   -------------
CLASS A SHARES
Sold.......................................................   1,236,257   $  22,588,797             4,187   $      77,553
Reinvestment of dividends and distributions................      28,094         497,622                --              --
Redeemed...................................................    (191,293)     (3,523,127)               --              --
                                                             ----------   -------------       -----------   -------------
Net increase - Class A.....................................   1,073,058      19,563,292             4,187          77,553
                                                             ----------   -------------       -----------   -------------
CLASS B SHARES
Sold.......................................................   6,916,167     126,174,847        21,462,833     362,673,259
Reinvestment of dividends and distributions................   2,797,729      49,822,992         7,689,886     125,001,968
Redeemed...................................................  (8,336,622)   (151,930,300)      (22,487,425)   (380,152,637)
                                                             ----------   -------------       -----------   -------------
Net increase - Class B.....................................   1,377,274      24,067,539         6,665,294     107,522,590
                                                             ----------   -------------       -----------   -------------
CLASS C SHARES
Sold.......................................................     175,502       3,230,191             6,103         112,493
Reinvestment of dividends and distributions................       4,761          84,506                --              --
Redeemed...................................................     (19,515)       (346,551)               --              --
                                                             ----------   -------------       -----------   -------------
Net increase - Class C.....................................     160,748       2,968,146             6,103         112,493
                                                             ----------   -------------       -----------   -------------
CLASS D SHARES
Sold.......................................................     251,511       4,558,484            10,440         195,743
Reinvestment of dividends and distributions................     114,296       2,038,084                --              --
Redeemed...................................................    (294,209)     (5,390,641)           (1,699)        (31,416)
                                                             ----------   -------------       -----------   -------------
Net increase - Class D.....................................      71,598       1,205,927             8,741         164,327
                                                             ----------   -------------       -----------   -------------
Net increase in Fund.......................................   2,682,678   $  47,804,904         6,684,325   $ 107,876,963
                                                             ==========   =============       ===========   =============

---------------------
+ On July 28, 1997, 3,080,591 shares representing $56,682,871 were transferred to Class D.
* For Class A, C and D, for the period July 28, 1997 (issue date) through July 31, 1997.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 1998 aggregated $624,873,316 and $635,625,834, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $158,849,294 and $109,547,739, respectively.

For the same period, the Fund incurred brokerage commissions with DWR of $54,430, for portfolio transactions executed on behalf of the Fund.

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

For the same period, the Fund incurred brokerage commissions with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager, of $59,670, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $20,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,072. At January 31, 1998, the Fund had an accrued pension liability of $86,403 which is included in accrued expenses in the Statement of Assets and Liabilities.

6. FEDERAL INCOME TAX STATUS

At July 31, 1997, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER STRATEGIST FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE SIX                       FOR THE YEAR ENDED JULY 31
                                                        MONTHS ENDED         ----------------------------------------------------
                                                     JANUARY 31, 1998++      1997*++      1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............        $18.75             $16.02     $15.87     $14.43     $14.59     $14.39
                                                           ------             ------     ------     ------     ------     ------
Net investment income..............................          0.12               0.39       0.30       0.34       0.30       0.26
Net realized and unrealized gain (loss)............         (0.15)              4.10       1.43       1.86       0.22       0.81
                                                           ------             ------     ------     ------     ------     ------
Total from investment operations...................         (0.03)              4.49       1.73       2.20       0.52       1.07
                                                           ------             ------     ------     ------     ------     ------
Less dividends and distributions from:
   Net investment income...........................         (0.17)             (0.36)     (0.32)     (0.29)     (0.26)     (0.31)
   Net realized gain...............................         (0.51)             (1.40)     (1.26)     (0.47)     (0.42)     (0.56)
                                                           ------             ------     ------     ------     ------     ------
Total dividends and distributions..................         (0.68)             (1.76)     (1.58)     (0.76)     (0.68)     (0.87)
                                                           ------             ------     ------     ------     ------     ------
Net asset value, end of period.....................        $18.04             $18.75     $16.02     $15.87     $14.43     $14.59
                                                           ======             ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN+...........................         (0.11)%(1)         29.73%     11.47%     16.05%      3.53%      7.59%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................          1.57%(2)           1.56%      1.58%      1.63%      1.62%      1.62%
Net investment income..............................          1.26%(2)           2.29%      1.88%      2.35%      2.03%      1.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.............        $1,507             $1,541     $1,259       $878       $806       $783
Portfolio turnover rate............................            46%(1)            158%       174%       179%        90%        98%
Average commission rate paid.......................       $0.0571            $0.0595    $0.0597         --         --         --

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX        JULY 28, 1997*
                                                                 MONTHS ENDED           THROUGH
                                                              JANUARY 31, 1998++    JULY 31, 1997++
---------------------------------------------------------------------------------------------------
                                                                 (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $18.75               $18.40
                                                                    ------               ------
Net investment income.......................................          0.17                 0.01
Net realized and unrealized gain (loss).....................         (0.14)                0.34
                                                                    ------               ------
Total from investment operations............................          0.03                 0.35
                                                                    ------               ------
Less dividends and distributions from:
   Net investment income....................................         (0.23)                  --
   Net realized gain........................................         (0.51)                  --
                                                                    ------               ------
Total dividends and distributions...........................         (0.74)                  --
                                                                    ------               ------
Net asset value, end of period..............................        $18.04               $18.75
                                                                    ======               ======
TOTAL INVESTMENT RETURN+....................................          0.21%(1)             1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.93%(2)             0.92%(2)
Net investment income.......................................          1.91%(2)             5.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $19,436                  $79
Portfolio turnover rate.....................................            46%(1)              158%
Average commission rate paid................................       $0.0571              $0.0595
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $18.75               $18.40
                                                                    ------               ------
Net investment income.......................................          0.11                 0.01
Net realized and unrealized gain (loss).....................         (0.14)                0.34
                                                                    ------               ------
Total from investment operations............................         (0.03)                0.35
                                                                    ------               ------
Less dividends and distributions from:
   Net investment income....................................         (0.19)                  --
   Net realized gain........................................         (0.51)                  --
                                                                    ------               ------
Total dividends and distributions...........................         (0.70)                  --
                                                                    ------               ------
Net asset value, end of period..............................        $18.02               $18.75
                                                                    ======               ======
TOTAL INVESTMENT RETURN+....................................         (0.14)%(1)            1.90%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.67%(2)             1.67%(2)
Net investment income.......................................          1.15%(2)             4.38%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $3,007                 $114
Portfolio turnover rate.....................................            46%(1)              158%
Average commission rate paid................................       $0.0571              $0.0595

---------------------
 *  The date shares were first issued.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 +  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

                                                                                    FOR THE PERIOD
                                                                 FOR THE SIX        JULY 28, 1997*
                                                                 MONTHS ENDED           THROUGH
                                                              JANUARY 31, 1998++    JULY 31, 1997++
---------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $ 18.75              $ 18.40
                                                                   -------              -------
Net investment income.......................................          0.20                 0.01
Net realized and unrealized gain (loss).....................         (0.14)                0.34
                                                                   -------              -------
Total from investment operations............................          0.06                 0.35
                                                                   -------              -------
Less dividends and distributions from:
   Net investment income....................................         (0.25)                  --
   Net realized gain........................................         (0.51)                  --
                                                                   -------              -------
Total dividends and distributions...........................         (0.76)                  --
                                                                   -------              -------
Net asset value, end of period..............................       $ 18.05              $ 18.75
                                                                   =======              =======
TOTAL INVESTMENT RETURN+....................................          0.34%(1)             1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.66%(2)             0.67%(2)
Net investment income.......................................          2.17%(2)             5.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $57,067              $57,938
Portfolio turnover rate.....................................            46%(1)              158%
Average commission rate paid................................       $0.0571                  $0.0595

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
STRATEGIST FUND


[GRAPHIC]


SEMIANNUAL REPORT
JANUARY 31, 1998